Employee compensation (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation	$ 22,954	$ 18,554	$ 67,543	$ 51,520
Cost of revenue
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation	3,873	3,615	12,149	9,567
General and administrative
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation	3,582	2,666	10,328	7,797
Sales and marketing
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation	10,900	8,231	31,013	22,609
Research and development
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation	$ 4,599	$ 4,042	$ 14,053	$ 11,547